Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2025
Warrant Liability [Abstract]
Schedule of Key Inputs into the Black-Scholes Model

The key inputs into the Black-Scholes model were as follows at their following measurement dates:

Schedule of black-scholes model	December 09, 2022	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	USD	USD	USD	USD	RMB
Input
Share price	10.47	0.91	3.76	4.42	31.07
Risk-free interest rate	3.8%	3.95%	4.26%	3.47%	3.47%
Volatility	5.7%	5.7%	59.5%	52.79%	52.79%
Exercise price [1]	11.50	11.50	2,300.00	69,000.00	484,987.20
Warrant life (yr)	4.97	3.92	2.92	1.92	1.92
[1]	This is MLGO’s private warrants, MLGO conducted its 30-for-1 Share Consolidation during 2025, then the Exercise price is USD 2,300 × 30 = USD 69,000